DEBT	12 Months Ended
Oct. 31, 2018
Debt Disclosure [Abstract]
DEBT
DEBT
The following table summarizes the components of our short-term and long-term debt:

	October 31,
	2018	2017
	(in millions)

2019 Senior Notes at 3.30% ($500 face amount less unamortized costs of $1 and $2)	$499	$498
2024 Senior Notes at 4.55% ($600 face amount less unamortized costs of $3 and $4)	597	596
2027 Senior Notes at 4.60% ($700 face amount less unamortized costs of $6 and $6)	694	694
Senior Unsecured Term loan	—	260
Total Debt	1,790	2,048
Less: Short-term and current portion of long-term debt	499	10
Long-Term Debt	$1,291	$2,038

Short-Term Debt
Revolving Credit Facility
On February 15, 2017, we entered into an amended and restated credit agreement (the “Revolving Credit Facility”) that replaced our existing $450 million unsecured credit facility dated September 15, 2014. The Revolving Credit Facility provides for a $450 million, five-year unsecured revolving credit facility that will expire on February 15, 2022 and bears interest at an annual rate of LIBOR + 1.30%. In addition, the Revolving Credit Facility permits us to increase the total commitments under this credit facility by up to $150 million in the aggregate on one or more occasions upon request. We may use amounts borrowed under the facility for general corporate purposes. During the year ended October 31, 2018, we borrowed and repaid $40 million of borrowings outstanding under the Revolving Credit Facility. As of October 31, 2018, we had no borrowings outstanding under the Revolving Credit Facility. We were in compliance with the covenants of the Revolving Credit Facility during the year ended October 31, 2018.
2019 Senior Notes
In October 2014, the company issued an aggregate principal amount of $500 million in unsecured senior notes ("2019 Senior Notes"). The 2019 Senior Notes were issued at 99.902 percent of their principal amount. The notes will mature on October 30, 2019, and bear interest at a fixed rate of 3.30 percent per annum. The interest is payable semi-annually on April 30 and October 30 of each year. We incurred issuance costs of $4 million in connection with the 2019 Senior Notes that are being amortized to interest expense over the term of the senior notes. The 2019 senior notes are repayable within one year and have been reclassified to short-term debt.
Long-Term Debt
2024 Senior Notes
In October 2014, the company issued an aggregate principal amount of $600 million in unsecured senior notes ("2024 Senior Notes"). The 2024 Senior Notes were issued at 99.966 percent of their principal amount. The notes will mature on October 30, 2024, and bear interest at a fixed rate of 4.55 percent per annum. The interest is payable semi-annually on April 30 and October 30 of each year. We incurred issuance costs of $5 million in connection with the 2024 Senior Notes that are being amortized to interest expense over the term of the senior notes.
2027 Senior Notes
In April 2017, the company issued an aggregate principal amount of $700 million in unsecured senior notes ("2027 Senior Notes"). The 2027 Senior Notes were issued at 99.873 percent of their principal amount. The notes will mature on April 6, 2027 and bear interest at a fixed rate of 4.60 percent per annum. The interest is payable semi-annually on April 6 and October 6 of each year, commencing on October 6, 2017. We incurred issuance costs of $6 million in connection with the 2027 Senior Notes that, along with the debt discount of $1 million, are being amortized to interest expense over the term of the senior notes.
The above senior notes are unsecured and rank equally in right of payment with all of our other senior unsecured indebtedness.
Senior Unsecured Term Loan
On February 15, 2017, we entered into a term credit agreement that provides for a three-year $400 million senior unsecured term loan that bears interest at an annual rate of LIBOR + 1.50%. The term loan was drawn upon the closing of the Ixia acquisition. On February 27, 2018, we fully repaid borrowings outstanding under the term loan of $260 million and terminated the credit agreement. We had previously repaid $140 million of the term loan during the year ended October 31, 2017.
Letters of Credit
As of October 31, 2018 and October 31, 2017, we had $26 million and $26 million, respectively, of outstanding letters of credit unrelated to the credit facility that were issued by various lenders.